Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.21%
Australia–3.33%
Breville Group Ltd.(a)	223,233	$4,425,813
REA Group Ltd.	40,239	6,153,270
Ventia Services Group Pty. Ltd.	1,853,531	6,264,292
Worley Ltd.	505,852	4,699,348
		21,542,723
Austria–3.70%
BAWAG Group AG(b)	88,866	11,715,477
DO & Co. AG	46,567	12,159,022
		23,874,499
Brazil–2.40%
Arcos Dorados Holdings, Inc., Class A(a)	569,768	3,845,934
TOTVS S.A.	1,353,500	11,680,446
		15,526,380
Canada–1.24%
Information Services Corp.	301,900	8,002,509
China–6.16%
Airtac International Group	282,000	7,004,304
Full Truck Alliance Co. Ltd., ADR	619,817	8,039,027
Sunresin New Materials Co. Ltd., A Shares	765,133	6,220,151
Tongcheng Travel Holdings Ltd.(b)	2,962,400	8,751,139
Vipshop Holdings Ltd., ADR	496,841	9,757,957
		39,772,578
Denmark–1.56%
ALK-Abello A/S(c)	304,543	10,086,883
Finland–1.87%
Konecranes OYJ	146,287	12,110,989
France–7.33%
Coface S.A.	623,262	11,653,864
Exail Technologies S.A.(c)	89,680	10,742,577
ID Logistics Group SACA(c)	21,351	10,109,582
Neurones(a)	106,939	4,995,540
Planisware S.A.	427,288	9,836,015
		47,337,578
Georgia–1.83%
Lion Finance Group PLC	114,410	11,799,349
Germany–8.27%
CTS Eventim AG & Co. KGaA	170,092	16,698,700
flatexDEGIRO AG	364,422	11,971,803
Hypoport SE(c)	53,395	8,669,876
PFISTERER Holding SE(c)	54,836	4,640,891
Scout24 SE(b)	91,140	11,434,189
		53,415,459
India–5.49%
Castrol India Ltd.	3,453,603	7,769,072
Emami Ltd.	791,389	4,795,387
EPL Ltd.	3,182,339	7,387,643
Shares		Value
India–(continued)
KEC International Ltd.	567,634	$5,589,287
MakeMyTrip Ltd.(a)(c)	35,975	3,367,260
Shriram Finance Ltd.	945,812	6,558,118
		35,466,767
Indonesia–2.03%
PT Kalbe Farma Tbk	73,599,100	5,004,352
PT Mitra Keluarga Karyasehat Tbk(b)	55,129,800	8,145,125
		13,149,477
Italy–1.09%
DiaSorin S.p.A.	79,615	7,073,056
Japan–18.95%
ABC-MART, Inc.	321,300	6,373,308
Chiba Bank Ltd. (The)(a)	776,400	8,138,574
Daiei Kankyo Co. Ltd.	356,800	8,066,188
Daifuku Co. Ltd.(a)	278,100	8,900,304
GENDA, Inc.(a)(c)	564,400	3,329,333
Hitachi Construction Machinery Co. Ltd.(a)	264,200	8,442,440
I’LL, Inc.	450,900	8,237,030
Japan Elevator Service Holdings Co. Ltd.	551,400	6,998,860
Kobe Bussan Co. Ltd.	249,200	6,868,051
Nippon Gas Co. Ltd.	391,400	7,320,223
Niterra Co. Ltd.	232,000	8,949,238
OBIC Business Consultants Co. Ltd.	104,100	6,404,177
SHO-BOND Holdings Co. Ltd.(a)	280,800	9,233,256
Tokyo Ohka Kogyo Co. Ltd.(a)	238,800	7,803,377
Tokyo Tatemono Co. Ltd.	443,300	8,873,069
Zuken, Inc.	256,600	8,493,018
		122,430,446
Malaysia–1.11%
Heineken Malaysia Bhd.	1,416,900	7,173,718
Mexico–2.02%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	7,338,231
Genomma Lab Internacional S.A.B de C.V., Class B	5,425,100	5,699,562
		13,037,793
Netherlands–1.91%
SBM Offshore N.V.	481,147	12,313,071
Poland–0.65%
Diagnostyka S.A.	77,120	4,044,816
Mo-BRUK S.A.(a)	1,804	138,194
		4,183,010
South Africa–0.87%
Karooooo Ltd.(a)	98,180	5,608,042
South Korea–4.59%
LEENO Industrial, Inc.	282,690	10,393,729
Samsung Fire & Marine Insurance Co. Ltd.	59,848	19,263,953
		29,657,682
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
Sweden–7.39%
Asker Healthcare Group AB(c)	1,175,045	$10,698,464
Asmodee Group AB(c)	789,736	10,132,316
Bufab AB	1,060,652	9,978,920
Karnov Group AB(c)	715,048	8,566,817
NCAB Group AB(c)	1,586,129	8,334,309
		47,710,826
Taiwan–3.46%
Alchip Technologies Ltd.	54,000	6,203,251
ASPEED Technology, Inc.	40,000	6,652,897
Chroma ATE, Inc.	497,000	9,484,736
		22,340,884
Tanzania–2.24%
Helios Towers PLC(c)	7,192,040	14,444,379
United Kingdom–8.72%
4imprint Group PLC	176,206	7,673,516
Diploma PLC	139,437	9,980,364
ME Group International PLC	4,751,500	11,886,214
Mortgage Advice Bureau Holdings Ltd.	526,801	5,091,776
Savills PLC	390,570	5,021,940
SigmaRoc PLC(c)	10,258,269	16,686,495
		56,340,305
Total Common Stocks & Other Equity Interests (Cost $554,571,295)		634,398,403
Shares		Value
Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	3,128,915	$3,128,915
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	5,810,842	5,810,842
Total Money Market Funds (Cost $8,939,757)		8,939,757
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.60% (Cost $563,511,052)		643,338,160
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 4.14%(d)(e)(f)	7,552,776	7,552,776
Invesco Private Prime Fund, 4.26%(d)(e)(f)	19,641,903	19,647,795
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,200,073)		27,200,571
TOTAL INVESTMENTS IN SECURITIES—103.81% (Cost $590,711,125)		670,538,731
OTHER ASSETS LESS LIABILITIES–(3.81)%		(24,593,583)
NET ASSETS–100.00%		$645,945,148
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $40,045,930, which represented 6.20% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,386,780	$61,287,415	$(69,545,280)	$-	$-	$3,128,915	$282,790
Invesco Treasury Portfolio, Institutional Class	21,317,139	113,819,484	(129,325,781)	-	-	5,810,842	526,585
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,014,166	41,989,042	(36,450,432)	-	-	7,552,776	119,905*
Invesco Private Prime Fund	5,247,901	84,505,846	(70,106,385)	498	(65)	19,647,795	321,396*
Total	$39,965,986	$301,601,787	$(305,427,878)	$498	$(65)	$36,140,328	$1,250,676

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$21,542,723	$—	$21,542,723
Austria	—	23,874,499	—	23,874,499
Brazil	15,526,380	—	—	15,526,380
Canada	8,002,509	—	—	8,002,509
China	17,796,984	21,975,594	—	39,772,578
Denmark	—	10,086,883	—	10,086,883
Finland	—	12,110,989	—	12,110,989
France	—	47,337,578	—	47,337,578
Georgia	—	11,799,349	—	11,799,349
Germany	—	53,415,459	—	53,415,459
India	3,367,260	32,099,507	—	35,466,767
Indonesia	—	13,149,477	—	13,149,477
Italy	—	7,073,056	—	7,073,056
Japan	—	122,430,446	—	122,430,446
Malaysia	—	7,173,718	—	7,173,718
Mexico	13,037,793	—	—	13,037,793
Netherlands	—	12,313,071	—	12,313,071
Poland	—	4,183,010	—	4,183,010
South Africa	5,608,042	—	—	5,608,042
South Korea	—	29,657,682	—	29,657,682
Sweden	—	47,710,826	—	47,710,826
Taiwan	—	22,340,884	—	22,340,884
Tanzania	—	14,444,379	—	14,444,379
United Kingdom	—	56,340,305	—	56,340,305
Money Market Funds	8,939,757	27,200,571	—	36,140,328
Total Investments	$72,278,725	$598,260,006	$—	$670,538,731
Invesco International Small Company Fund